17. REGULATORY CAPITAL (Details Narrative) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Regulatory Capital Details Narrative
Tier one risk-based capital ratio	13.86%	14.20%
Tier one capital ratio	9.36%	9.59%
Total risk-based capital ratio	15.13%	15.49%
FHLB borrowed funds	$ 143,300